EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)	12 Months Ended
	Dec. 31, 2021 Share ₪ / shares	Dec. 31, 2020 Share ₪ / shares	Dec. 31, 2019 Share ₪ / shares
Number of options
Outstanding at beginning of year	35,981,579	19,358,913
Outstanding at end of year	40,956,214	35,981,579	19,358,913
Employees and Directors [Member]
Number of options
Outstanding at beginning of year	35,981,579	19,358,913	11,459,697
Granted	6,588,200	18,689,300	11,057,600
Forfeited and expired	(1,438,642)	(1,776,037)	(3,084,834)
Exercised	(174,923)	(290,597)	(73,550)
Outstanding at end of year	40,956,214	35,981,579	19,358,913
Exercisable at end of year	18,663,353	11,535,679	5,353,089
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪ / shares	₪ 1.5	₪ 2.6	₪ 4.2
Granted | ₪ / shares	0.4	0.5	1.3
Forfeited and expired | ₪ / shares	3.0	2.2	3.9
Exercised | ₪ / shares	0.1	0.1	0.1
Outstanding at end of year | ₪ / shares	0.7	1.5	2.6
Exercisable at end of year | ₪ / shares	₪ 1.7	₪ 3.2	₪ 5.1